Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

			December 31,
			2013	2014
			RMB	RMB
Accrued payroll and employee benefits			19,763,943	31,236,009
Content fee and distribution fee payable			11,013,500	18,957,595
Promotion fee payable			—	18,482,917
Other tax payables	(i	)	4,519,394	4,889,211
Deferred revenue	(ii	)	6,722,544	8,917,621
Government grants			—	3,520,000
IPO cost payable			6,026,669	—
Accrued bandwidth fee			487,187	—
Other accrued expenses	(iii	)	2,264,144	3,617,661

Total accrued expenses and other current liabilities			50,797,381	89,621,014

(i)	Other tax payable mainly includes VAT payable, business tax payable and surcharges.
(ii)	Deferred revenue mainly consists of payments received in advance from customers relating to mobile reading and mobile portal marketing services and the consideration allocated for postcontract customer support (“PCS”) relating to mobile application, which are expected to be provided by the Company within one year.
(iii)	Other accrued expenses mainly represent accrued office expenses and other operating costs.